Employee costs - Disclosure of Average Monthly Number of Persons Employed by the Group (Including Directors) (Details) - numberOfEmployees	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of employee costs and numbers [line items]
Total	68,307	69,305	70,244
Manufacturing
Disclosure of employee costs and numbers [line items]
Total	22,686	23,206	23,209
Selling, general and administration
Disclosure of employee costs and numbers [line items]
Total	32,743	33,503	34,446
Research and Development
Disclosure of employee costs and numbers [line items]
Total	12,878	12,596	12,589